Trade & Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 31,896	$ 49,487
Other payables	3,117	4,003
Total trade and other payables	$ 35,013	$ 53,490